Disclosure of maturity analysis of operating lease payments (Details)	Aug. 31, 2018 CAD ($)
Statement [Line Items]
Operating lease obligations	$ 2,195,062
Year 1 [Member]
Statement [Line Items]
Operating lease obligations	318,395
Year 2 [Member]
Statement [Line Items]
Operating lease obligations	333,275
Year 3 [Member]
Statement [Line Items]
Operating lease obligations	348,155
Year 4 [Member]
Statement [Line Items]
Operating lease obligations	351,875
Year 5 [Member]
Statement [Line Items]
Operating lease obligations	359,315
After Year 5 [Member]
Statement [Line Items]
Operating lease obligations	$ 484,047